Accounts and Other Receivables Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Accounts and Other Receivables Net (Tables) [Line Items]
Schedule of Accounts and Other Receivables Net	The following table presents information regarding the Company’s accounts and other receivables as of September 30, 2023 and December 31, 2022:
	(in thousands)
	September 30, 2023	December 31, 2022
Trade receivables	$12,788	$21,461
Unbilled receivables	3,050	—
Allowance for credit losses and commission adjustments	(7,483)	(6,947)
Accounts and other receivables, net	$8,355	$14,514
The following table presents information regarding the Company’s accounts and other receivables as of December 31, 2022 and 2021:
	(in thousands)
	December 31, 2022	December 31, 2021
Trade receivables	$22,471	$21,197
Allowance for doubtful accounts and commission adjustments	(6,947)	(5,804)
Accounts and other receivables, net	$15,524	$15,393